SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and accounting principles generally accepted in the United States of America (“U.S. GAAP”). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, revenue recognition, valuation allowance for deferred tax assets, impairment assessment of intangible assets and other long-lived assets, fair value assessment of certain short-term and long-term investments, discount rate for leases and allowance for credit losses. Actual results may differ materially from those estimates.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Group and its subsidiaries, the VIE and the VIE’s subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Fair value - continued

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term and long-term investments accounted for term deposits, held-to-maturity, available-for-sale debt investments or elected to measure at fair value, receivables from third-party payment platforms and other liabilities.

As of December 31, 2022 and 2023, the carrying values of cash and cash equivalents, restricted cash, short-term investments, receivables from third-party payment platforms and other current liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments. The fair value of the Group’s long-term investments is determined based on the prevailing interest rates in the market as of December 31, 2022 and 2023.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Group's reporting currency is the Renminbi ("RMB"). The functional currency of the subsidiaries incorporated outside the mainland China is the United States dollar ("US dollar" or "US$"). The functional currency of all the other subsidiaries, the VIE and VIE's subsidiaries is the RMB.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Foreign currency translation and transactions - continued

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders' deficit and the consolidated statements of comprehensive loss.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.

Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive (loss)/income, change in shareholders’ (deficit)/equity and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 29, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.0999 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 29, 2023, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, demand deposits and highly liquid investments, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value.
Restricted cash	Restricted cash Restricted cash represents the cash and cash equivalents deposited in bank accounts that are restricted as to withdrawal or for use.
Debt securities investments

Debt securities investments

As of December 31, 2022 and 2023, the Group’s debt securities include term deposits, held-to-maturity investments, available-for-sale investments, and investments elected to measure at fair value, which were classified to short-term investments accounted for those with original maturities no longer than one year and long-term investments accounted for those with original maturities greater than one year.

Term deposits

Term deposits represent deposits in commercial banks with original maturities of more than three months and up to one year. As of December 31, 2022 and 2023, the balance of term deposits were nil and RMB328,181, respectively.

Held-to-maturity investments

Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. As of December 31, 2022 and 2023, the balances of held-to-maturity securities were RMB206,916 and nil, respectively, and were recorded as short-term investments as their maturities are less than twelve months.

The Group evaluates credit loss over held-to-maturity investments upon acquisition at the pool level based on historical experience, credit quality and other factors that may affect the Group’s ability to collect the investments. An expected credit loss will be recognized as an allowance through earnings if the net amount of cash flow expected to be collected is less than the amortized cost basis.

Available-for-sale investments

Debt securities investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale investments and are reported at fair value with unrealized gains and losses recorded in accumulated other comprehensive (loss)/income. Realized gains or losses on the sale of these securities are recognized under realized gains from investments in the consolidated statements of operations.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Debt securities investments - continued

Available-for-sale investments - continued

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder's equity. As of December 31, 2022 and 2023, the available-for-sale debt investments were recorded with unrealized gain amounted to RMB4,318 and RMB35,450, respectively.

Investments elected to measure at fair value

The Group elects the fair value option to record wealth management products with variable interest rates involving derivatives at fair value in accordance with ASC 825 Financial Instrument. Changes in the fair value are recorded in other income.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Software	2-10 years
Building	35-37 years
Leasehold improvement	Shorter of the lease term or estimated economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, equipment and software are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statement of operations.

Land use rights, net

Land use rights, net

All land in mainland China is owned by the government, which, according to the relevant laws of mainland China, may grant the right to use the land for a specified period of time. Land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates, as follows:

Category	Estimated useful life
Land use right	37 years

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired. Application of a goodwill impairment test requires significant management judgment. The judgment in estimating the fair value of reporting unit includes estimating future cash flows, determining appropriate discount rates, consideration of the impact of COVID-19 and the New Regulations, and making other relevant assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for the reporting unit.

As part of the annual goodwill impairment test, the Group first performs a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative assessment above indicates that it is more likely than not that the fair value of the indefinite-lived intangible asset or the reporting unit (for goodwill) is less than its carrying value, a quantitative impairment test is performed to compare the fair value to the carrying value. An impairment charge is recorded if the carrying value exceeds the fair value.

The Group performed qualitative assessment for the reporting unit of Tianjin Puxin in 2021 due to the impact of New Regulations. The Group evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry, regulatory and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit and concluded that it was more likely than not that the fair value of the reporting unit was less than its carrying amount. After the quantitative impairment test, the Group recorded impairment losses on its goodwill amounting to RMB43,300 during the year ended December 31, 2021. No impairment losses on goodwill was recorded during the years ended December 31, 2022 and 2023.

Intangible assets, net

Intangible assets, net

Intangible assets are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives. The estimated useful lives of intangible assets are as follows:

Category	Estimated useful life
Student base	1.5-2 years
Trademark	3-10 years
License	7.4 years

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Due to the impact of New Regulations and the Business Restructuring, the Group performed an impairment assessment on its long-lived assets in 2021 and reduced the carrying value of the long-lived assets to its estimated fair value based on expected discounted cash flow or market approach. The Group recorded impairment losses on its long-lived assets amounting to RMB52,544 during the year ended December 31, 2021. No impairment losses of long-lived assets was recorded during the years ended December 31, 2022 and 2023.

Revenue recognition

Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, in accordance with ASC Topic 606 Revenue from Contracts with Customers ("Topic 606"). The Group’s revenue is reported net of discount, value added tax and related surcharges.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Disaggregation of revenue

For the years ended December 31, 2021, 2022 and 2023, all of the Group’s revenues were generated in mainland China. Additionally, all of the revenues for the periods were recognized from contracts with customers. The following table provides information about disaggregated revenue by types, including a reconciliation of the disaggregated revenue with the Group’s reportable segment.

As a result of the New Regulations previously disclosed, the Group changed its disaggregation of revenue to better disclose the performance of its business following its Business Restructuring. The total net revenue of online after-school academic subject tutoring services including compulsory education academic subject tutoring services and senior high school tutoring services previously recorded as online K-12 academic subject tutoring services in 2021, and comprehensive tutoring services amounting to RMB560,196 previously included in comprehensive tutoring services and others in 2021, were reclassified to learning services. Other revenue amounting to RMB912 in 2021, previously included in comprehensive tutoring services and others, were reclassified to other revenue.

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
- Learning services	6,560,835	2,436,110	2,872,901
- Educational content & digitalized learning products	—	26,791	55,980
- Other revenue	912	35,313	31,932
Total net revenues	6,561,747	2,498,214	2,960,813

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

The primary sources of the Group's revenues are as follows:

(1) Learning Services

The Group offers various types of integrated online tutoring services covering a wide spectrum of topics and targets students from broad age groups through its diverse offerings. The Group’s live interactive tutoring services consists of several components, including online live broadcasting classes as well as other activities during the online period including teaching material, quizzes before, during and after the classes, summary of lessons after each class and interactions with both other students and instructors during the period. Different service components are highly interdependent and interrelated in the context of the contract with the live interactive tutoring services. Therefore, the Group has determined that the live interactive tutoring services represents one performance obligation. The service period for a majority of the live interactive tutoring services is less than six months.

Once the live interactive tutoring services is complete, the Group also offers the customer a content playback service. In the content playback service, the customer has unlimited access to online pre-recorded audio-video courses for a specified period ranging from one to three years. No other interactions or activities are provided during the playback period. For contracts that provide both the live interactive tutoring service and the content playback service, the Group determined that the live interactive tutoring service and content playback service are two separate performance obligations, as these two deliverables are distinct in that customers can benefit from each service on its own and the Group’s promises to deliver the services are separately identifiable from each other in the contract.

Tutoring fees are collected in advance. The Group determines that there is not a significant financing component based on the nature of the service being offered and the purpose of the payment terms. The Group charges a single upfront amount, not with the primary purpose of obtaining financing from the students but, instead, to maximize profitability, taking into consideration the risks associated with providing the service. The Group offers refunds for any remaining classes to students who withdraw from the course. The refund is equal to the amount related to the undelivered class. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method, and allocates the tutoring fee excluding the estimate for refund liability to each performance obligation using the relative stand-alone selling price. The Group determines the stand-alone selling prices using an expected cost plus margin methodology. Revenue related to the live interactive tutoring service is recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students. Revenue related to the right to access the content playback is recognized proportionally over the playback period, as the Group concluded that the content playback service represents a stand ready obligation to provide the playback services and the customer simultaneously receives and consumes the benefits as the Group provides such services throughout the playback period.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

(2) Educational content & digitalized learning products

Educational content & digitalized learning products mainly include books and digitalized auxiliary learning tools, such as smart devices and translation pens.

The Group has determined that selling educational content and digitalized learning products represents one performance obligation, as customers can benefit from the products on their own. The Group recognizes revenues when control of the educational content and digitalized learning products are transferred to the customer, which generally occurs upon the delivery to the customers.

(3) Other revenue

The Company leases office buildings to customers and receives a fixed quarterly rental fee over the term of the lease period. The Company classifies its lease income as other revenue and classifies such lease contracts as operating leases. The fixed rental fee is recognized evenly over the period of the lease contract on a straight-line basis.

Contract balances

Contract cost

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions to sales personnel and third-party agents. Contract cost assets are amortized over the estimated customer life.

As a result of the Business Restructuring during 2021, the Group evaluated and determined that the carrying amount of the contract cost exceeded the net considerations that the Group expected to receive after considering the costs that directly related to provide the corresponding services which were not recognized as expenses. As a result, the Group recorded impairment losses related to contract cost amounting to RMB34,528 during the year ended December 31, 2021. For the contracts entered into after the Business Restructuring with dissimilar characteristics or dissimilar circumstances, as a practical expedient, the Group elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. As of December 31, 2022 and 2023, the balance of contract cost was both nil. For the years ended December 31, 2021, 2022 and 2023, the Group recognized amortization of RMB212,880, nil and nil as "Selling expenses" in its consolidated statement of operations, respectively.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Contract and refund liabilities

The following table provides information about the Group's contract liabilities and refund liability arising from contract with customers.

	Year ended December 31,
	2022	2023
	RMB	RMB
Deferred revenue, current portion	906,914	1,113,480
Deferred revenue, non-current portion	52,419	124,141
	959,333	1,237,621
Refund liability	60,597	67,157

Deferred revenue primarily consists of tuition fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition are met. Revenue recognized during the years ended December 31, 2022 and 2023 that was included in the deferred revenue balance at January 1, 2022 and January 1, 2023 amounted to RMB980,385 and RMB889,909, respectively.

Refund liability represents the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy. Refund liability is estimated based on the historical refund ratio for each of the type of classes provided.

The Group’s remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2023, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB1,237,621. The Group expects to recognize revenue of RMB1,113,480 and RMB75,615 related the remaining performance obligations over the next 12 and 24 months, respectively, with the remainder of RMB48,526 recognized thereafter.

Cost of revenues

Cost of revenues

Cost of revenues mainly consists of compensations to instructors and tutors, rental expenses for office space, depreciation of properties and equipment, teaching materials and bandwidth costs. The instructors consist of both full-time instructors and part-time instructors. Full-time instructors’ compensation primarily consists of base salary, as well as teaching fees based on hourly rates and attendance of students in connection with courses delivered. The compensation of part-time instructors is calculated as a fixed percentage of the tuition fees of the courses delivered by the instructors and is accrued as courses are delivered. The compensation of tutors consists of base salary and performance-based compensations, which is determined based on student retention and exercise completion. Specifically, if an existing student of a tutor enrolls in a new course, a bonus is paid to the tutor which is calculated as a percentage of the tuition of the new course. Tutors also receive a fixed payment for each exercise marking performed. The Group accrues on a monthly basis for the cost of tutor which includes basic salary, compensation for exercise marking as well as student retention bonus. The retention bonus is estimated using the expected tuition collected for the retention courses, multiplied by the estimated retention rate and the bonus percentage.

Government subsidies

Government subsidies

The government subsidies provided by the local government mainly included funding to support the development of the Group. Government subsidies are recognized upon receipt as government subsidies income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2021, 2022 and 2023, RMB9,350, RMB7,825 and RMB6,469 were received and recognized as other income in the Group’s consolidated statements of operations, respectively.

Value added taxes

Value added taxes

The Group’s educational services are subject to VAT at the rate of 3% for small-scale-VAT-payer entities or at the rate of 6% for general-VAT-payer entities in accordance with tax rule.

The Group's revenue on sales of goods is subject to VAT at the rate of 3% for small-scale-VAT-payer entities or at the rate of 13% for general-VAT-payer entities in accordance with tax rule.

2.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Value added taxes - continued

In accordance with The Ministry of Finance and State Administration of Taxation Announcement (2021 No.10), the Group's revenue on book sales enjoy exemption policy from January 1, 2021 to December 31, 2023. Based on the Announcement on Continuously Implementing Value-Added Tax Preferential Policy for Publicity and Culture (2023 No.60), the exemption period were further extended to December 31, 2027.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

The Group measures the cost of employee share options and restricted stock units ("RSUs") based on the grant date fair value of the award and recognizes compensation cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Cancellation of an award that is not accompanied by the concurrent grant of a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, the Group recognizes any previously unrecognized compensation cost immediately at the cancellation date.

Cancellation of an award accompanied by the concurrent grant of a replacement award or other valuable consideration shall be accounted for as a modification of the terms of the cancelled award. Therefore, the Group recognizes incremental compensation cost as the excess of the fair value of the replacement award or other valuable consideration over the fair value of the cancelled award at the cancellation date.

Comprehensive (loss)/income

Comprehensive (loss)/income

Comprehensive (loss)/income includes net (loss)/income, foreign currency translation adjustments and the unrealized gains and losses on available-for-sale debt investments of the Group. Comprehensive (loss)/income is reported in the consolidated statements of comprehensive (loss)/income.

Leases

Leases

The Group leases administrative office spaces in different cities in mainland China under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to seven years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. When a lease is terminated before the expiration of the lease term, the Group derecognizes the right of use asset and corresponding lease liability, any difference is recognized as a gain or loss related to the termination of the lease.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

When the Group is a lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable term of the lease. Straight-line rental revenue commences when the customer assumes the control of the leased office building.

Leases

The Group leases administrative office spaces in different cities in mainland China under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to seven years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. When a lease is terminated before the expiration of the lease term, the Group derecognizes the right of use asset and corresponding lease liability, any difference is recognized as a gain or loss related to the termination of the lease.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Lessor leases

When the Group is a lessor, minimum contractual rental from leases is recognized on a straight-line basis over the non-cancelable term of the lease. Straight-line rental revenue commences when the customer assumes the control of the leased office building.

Net (loss)/income per share

Net (loss)/income per share

Basic (loss)/income per ordinary share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted (loss)/income per ordinary share reflect the potential dilution that would occur if securities were exercised or converted into ordinary shares. The Group had share options and RSUs, which could potentially dilute basic income per share in the future. To calculate the number of shares for diluted income per ordinary shares, the effect of the share options and unvested RSUs is computed using the treasury stock method.

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB472,415 and RMB610,124 as of December 31, 2022 and 2023, respectively.

Concentration risks

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term and long-term investments and receivables from third-party payment platforms. As of December 31, 2022 and 2023, substantially all of the Group’s cash and cash equivalents, restricted cash, short-term and long-term investments and receivables from third-party payment platforms were deposited in financial institutions located in mainland China.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2021, 2022 and 2023.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures, which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the chief operating decision makers ("CODM") and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group is currently in the process of evaluating the disclosure impact of adopting ASU 2023-07.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.